13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
dmse8$mu
 06/30/2009
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2009
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 49
From 13F Information Table Value Total (USD):  62,680,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AT&T			COM	1957109			338	13590	SH		SOLE
Abbott Labs		COM	2824100			380	8069	SH		SOLE
Altria Group		COM	718154107		209	12768	SH		SOLE
American Express	COM	25816109		2975	128007	SH		SOLE
Bank Of Amer		COM	60505104		165	12496	SH		SOLE
Bank Of New York	COM	64057102		200	6829	SH		SOLE
Berkshire Hathaway	COM	84670991		2070	23	SH		SOLE
Berkshire Hathaway B	COM	84670207		9843	3399	SH		SOLE
Bp Plc Adr		COM	55622104		248	5203	SH		SOLE
Chevron			COM	166764100		377	5686	SH		SOLE
Chubb			COM	171232101		201	5040	SH		SOLE
Citigroup Inc		COM	172967101		42	14012	SH		SOLE
Coca-Cola		COM	191216100		2021	42107	SH		SOLE
Colgate Palmolive	COM	194162103		2762	39038	SH		SOLE
Comcast A		COM	20030N101		234	16216	SH		SOLE
Comcast Corp A		COM	20030N200		6440	456737	SH		SOLE
Conocophillips		COM	20825C104		300	7141	SH		SOLE
Constellation Energy	COM	210371100		3364	126576	SH		SOLE
Daylight Resources	COM	239600109		146	23000	SH		SOLE
Diageo (Guinness)	COM	25243q205		669	11688	SH		SOLE
Disney			COM	254687106		797	34171	SH		SOLE
Emerson Electric	COM	291011104		977	30168	SH		SOLE
Enerplus Res Fd		COM	29274D604		253	11750	SH		SOLE
Essential Energy F	COM	296693104		10	11500	SH		SOLE
Exxon Mobil		COM	302290101		1536	21967	SH		SOLE
General Electric	COM	369604103		4448	379549	SH		SOLE
Global Environment	COM	P47725109		1	10000	SH		SOLE
Johnson & Johnson	COM	478160104		1393	24530	SH		SOLE
Kraft Foods A		COM	50075N104		220	8676	SH		SOLE
Mcdonalds		COM	580135101		359	6242	SH		SOLE
Microsoft		COM	594918104		4153	174737	SH		SOLE
Nestle Sa Rep Adr	COM	641069406		489	12987	SH		SOLE
Penn West Energy Tr	COM	707885109		165	13000	SH		SOLE
Pepsico Inc.		COM	713448108		987	17960	SH		SOLE
Philip Morris 		COM	02209S103		592	13568	SH		SOLE
Procter & Gamble	COM	742718109		2356	46110	SH		SOLE
Royal Dutch ShellA	COM	780259206		216	4307	SH		SOLE
Schering-Plough		COM	806605101		311	12367	SH		SOLE
Time Warner Cable	COM	88732J207		1222	38577	SH		SOLE
Time Warner Inc		COM	887315109		3850	152849	SH		SOLE
U.S. Bancorp Del	COM	902973106		867	48368	SH		SOLE
United Parcel Service	COM	911312106		1716	34317	SH		SOLE
United Technologies	COM	913017109		427	8223	SH		SOLE
Verizon Comm.		COM	92343V104		259	8415	SH		SOLE
Wells Fargo & Co.	COM	949746101		215	8847	SH		SOLE
Wesco Financial		COM	950817106		928	3190	SH		SOLE
Weyerhaeuser Co		COM	962166104		533	17500	SH		SOLE
Hilltop Holdings 	COM	432748101		418	18847	SH		SOLE